Segment Reporting - Revenues and Percentage of Consolidated Revenues (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Revenues	$ 1,019,539	$ 930,739	$ 901,227
Petrobras Transporte S.A [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenues	228,100	228,900	259,300
Statoil ASA [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenues	194,300	183,000	198,000
E. ON [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenues	120,200
Talisman Energy Inc [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 112,600	$ 122,100	$ 123,000
Sales Revenue, Net [Member] | Petrobras Transporte S.A [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of consolidated revenue	22.00%	25.00%	28.00%
Sales Revenue, Net [Member] | Statoil ASA [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of consolidated revenue	19.00%	20.00%	21.00%
Sales Revenue, Net [Member] | E. ON [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of consolidated revenue	12.00%
Sales Revenue, Net [Member] | Talisman Energy Inc [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of consolidated revenue	11.00%	13.00%	13.00%